Earnings Per Share	3 Months Ended	12 Months Ended
	Dec. 28, 2012	Sep. 28, 2012
Earnings Per Share

9.    Earnings Per Share

Following the Separation, the Company had 231,094,332 common shares outstanding. This amount has been utilized to calculate earnings per share for the periods prior to the Separation. For the quarter ended December 30, 2011, the number of common shares outstanding on September 28, 2012 was used as the starting point for calculating weighted-average shares outstanding. Additionally, diluted weighted-average shares outstanding for the quarter ended December 30, 2011, was determined assuming that the Separation occurred on the first day of fiscal year 2012. The computation of basic and diluted earnings per share for the quarters ended December 28, 2012 and December 30, 2011 is as follows:

	For the Quarters Ended
(in millions, except per share amounts)	December 28, 2012	December 30, 2011
Basic Earnings Per Share
Numerator:
Net income	$105	$93
Denominator:
Weighted-average shares outstanding	233	231
Effect of vested deferred stock units	—	1

Basic weighted-average shares outstanding	233	232

Basic earnings per share	$0.45	$0.40

	For the Quarters Ended
(in millions, except per share amounts)	December 28, 2012	December 30, 2011
Diluted Earnings Per Share
Numerator:
Net income	$105	$93
Denominator:
Basic weighted-average shares outstanding	233	232
Effect of dilutive securities:
Stock options	2	2
Restricted stock	1	2

Diluted weighted-average shares outstanding	236	236

Diluted earnings per share	$0.44	$0.39

The computation of diluted earnings per share in the quarters ended December 28, 2012 and December 30, 2011 excludes the effect of the potential exercise of options to purchase approximately 0.9 million shares and 0.8 million shares, respectively, of stock as the effect would have been anti-dilutive.

13.	Earnings Per Share

Following the Separation, the Company had 231,094,332 common shares outstanding. This amount has been utilized to calculate earnings per share for the periods prior to the Separation. For all periods presented, the number of common shares outstanding on September 28, 2012 was used as the starting point for calculating weighted-average shares outstanding. For 2012, diluted weighted-average shares outstanding was determined assuming that the Separation occurred on the first day of fiscal 2012. The computation of basic and diluted earnings per share for fiscal 2012, 2011 and 2010 is as follows:

(in millions, except per share amounts)	2012	2011	2010
Basic Earnings Per Share
Numerator:
Net income	$394	$376	$239
Denominator:
Weighted-average shares outstanding	231	231	231
Effect of vested deferred stock units	1	1	1

Basic weighted-average shares outstanding	232	232	232

Basic earnings per share	$1.70	$1.62	$1.03

Diluted Earnings Per Share
Numerator:
Net income	$394	$376	$239
Denominator:
Basic weighted-average shares outstanding	232	232	232
Effect of dilutive securities:
Stock options	2	2	2
Restricted stock	2	2	2

Diluted weighted-average shares outstanding	236	236	236

Diluted earnings per share	$1.67	$1.59	$1.01

The computation of diluted earnings per share in fiscal years 2012, 2011 and 2010 excludes the effect of the potential exercise of options to purchase approximately 0.8 million shares of stock as the effect would have been anti-dilutive.